Interim Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 254,564	$ 381,378
Short-term investments	81,696	36,100
Accounts receivable	11,470	9,573
Prepaid expenses	27,144	20,902
Gross investment in lease	19,235	15,977
Total current assets	394,109	463,930
Vessels (note 4)	4,902,914	4,863,273
Deferred charges (note 5)	54,705	43,816
Gross investment in lease	69,323	79,821
Goodwill	75,321	75,321
Other assets	109,541	83,661
Fair value of financial instruments (note 14(b))	52,143	41,031
Total assets	5,658,056	5,650,853
Current liabilities:
Accounts payable and accrued liabilities	51,586	49,997
Current portion of deferred revenue (note 6)	11,481	25,111
Current portion of long-term debt (note 7)	150,612	66,656
Current portion of other long-term liabilities	38,927	38,542
Total current liabilities	252,606	180,306
Deferred revenue (note 6)	5,892	7,903
Long-term debt (note 7)	2,942,746	3,024,288
Other long-term liabilities	592,804	613,049
Fair value of financial instruments (note 14(b))	485,995	606,740
Share capital (note 8):
Common and Preferred Shares	817	804
Treasury shares	(432)	(312)
Additional paid in capital	1,887,846	1,859,068
Deficit	(466,783)	(594,153)
Accumulated other comprehensive loss	(43,435)	(46,840)
Total Shareholders' equity	1,378,013	1,218,567
Total liabilities and shareholders' equity	5,658,056	5,650,853
Commitments (note 12)
Subsequent events (note 15)